Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by the Company on June 4, 2025 (the “Original 8-K”), to: (i)Revise the disclosure in Item 3.02 in the Original 8-K to clarify the total approximate number of shares of Common Stock issuable upon conversion of the Note, and provide the current outstanding principal amount under the Note; (ii)Revise the disclosure in Item 1.01 of the Original 8-K to provide the current outstanding principal amount under the Note; (iii)Make certain immaterial definitional changes in Items 1.01 and 5.03 of the Original 8-K; (iv)Refile the Certificate of Amendment to the Series C Certificate of Designations as Exhibit 3.1 (as opposed to Exhibit 10.3) to this Amendment No. 1; and (v)Include disclosure in Item 8.01 of Amendment No. 1 with respect to the principal balance of the Note as of August 29, 2025. Capitalized but undefined terms in this Explanatory Note have the meanings ascribed to such terms in the various Items contained in the body of this Amendment No. 1. Except as expressly set forth herein, Amendment No. 1 speaks as of the filing date of the Original 8-K and does not reflect events that may have occurred subsequent to the filing date of the Original 8-K. Except as described above, no other changes have been made to the Original 8-K. Amendment No. 1 should be read in conjunction with the Original 8-K and the Company’s other filings with the Securities and Exchange Commission.
Document Period End Date	May 29, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38728
Entity Registrant Name	AVALON GLOBOCARE CORP.
Entity Central Index Key	0001630212
Entity Tax Identification Number	47-1685128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	732
Local Phone Number	780-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false